SMITH BARNEY ALLOCATION SERIES INC. ("SBAS")
Global Portfolio
High Growth Portfolio
Growth Portfolio
Income Portfolio
Conservative Portfolio
Balanced Portfolio

Supplement dated
February 16, 2001 to
Prospectus dated May 30, 2000, as Amended September
11, 2000


	The following information supplements the disclosure in the Prospectus of the Portfolios listed above. Defined terms have the same meanings as set forth in the Prospectus.

Changes in Underlying Smith Barney Funds and
Investment Ranges

Certain changes in the underlying Smith Barney funds in which the SBAS portfolios invest have been prompted by mutual fund mergers, and in some cases, by the desire for additional flexibility regarding investments in selected mutual funds. The modifications to each portfolio of SBAS are set forth in the charts below. These changes are effective immediately.

Additions of Underlying Smith Barney Funds

PORTFOLIO

ADDITIONS

RANGES



Global Portfolio

High Growth Portfolio

Growth Portfolio

Balanced Portfolio




Smith Barney Growth and Income
Fund

Smith Barney Growth and Income
Fund

Smith Barney Growth and Income
Fund

Smith Barney Growth and Income
Fund


0 - 20%

0 - 20%

0 - 20%

0 - 20%


Description of the Smith Barney Growth and Income
Fund

Key Investments. The Smith Barney Growth and Income
Fund seeks reasonable growth and income. It invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value. The fund emphasizes
U.S. stocks with large market capitalizations. The fund's convertible securities may be of any credit quality and may include below investment grade securities (commonly known as "junk bonds").

Selection Process. The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors. The manager uses a two-step selection process commonly known as "growth at a reasonable price."

First, the manager uses quantitative analysis to find stocks with strong growth potential, and to determine whether these securities are relatively undervalued or overvalued. Quantitative factors include:

? Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector
? Value characteristics, including low
price/earnings ratios and other statistics indicating that a security is undervalued

Then, the manager uses fundamental qualitative research to verify these equity securities' growth potential. Qualitative factors include:

? Management with established track records, or favorable changes in current management
? Improvement in a company's competitive position
? Positive changes in corporate strategy

These quantitative and qualitative factors, as well as the expected dividends and income, influence the fund's purchases and sales of securities.

Principal Risks of Investing in the Fund. Investors could lose money on the fund, or the fund may not perform as well as other investments, if:

? Stock prices decline generally
? Large capitalization companies fall out of favor with investors
? Companies in which the fund invests suffer unexpected losses or lower than expected earnings
? The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect
? The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
This risk is higher for below investment grade securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid

The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Performance of the Smith Barney Growth and Income
Fund. The SBAS portfolios invest in Class Y shares of Smith Barney Growth and Income Fund. There were no
Class Y shares of the Growth and Income Fund outstanding for the year ended October 31, 2000 and therefore no performance information is available for that Class. The following chart shows the performance for Class A shares throughout each year ended October 31:


2000
1999
1998
1997
1996


Total
Return


5.14%
19.93%
10.63%
27.04%
5.72%







? 1996 performance reflects the period from August
18, 1996 (inception) to October 31, 1996.

Eliminations of Underlying Smith Barney Funds

PORTFOLIO


ELIMINATIONS
Global Portfolio

High Growth Portfolio



Growth Portfolio


Balanced Portfolio





Smith Barney Hansberger Global Small Cap Value Fund
Emerging Markets Portfolio
Pacific Portfolio
Smith Barney Large Cap Blend Fund

Smith Barney Hansberger Global Small Cap Value Fund
Emerging Markets Portfolio
Smith Barney Large Cap Blend Fund

Smith Barney Hansberger Global Small Cap Value Fund
Smith Barney Large Cap Blend Fund

Smith Barney Large Cap Blend Fund



 Changes in Investment Ranges

PORTFOLIO

UNDERLYING FUND

INVESTMENT RANGES



Global Portfolio

High Growth Portfolio

Balanced Portfolio

Conservative Portfolio



Smith Barney Hansberger Global Value
Fund
International All Cap Growth
Portfolio
(f/k/a International Equity
Portfolio)

Smith Barney Aggressive Growth Fund
Inc.

Large Cap Value Fund

Smith Barney Premium Total Return
Fund


15% - 40%
10% - 40%


5%-30%

0%-20%

0%-25%






FD _________







SMITH BARNEY ALLOCATION SERIES INC.
(FORMERLY KNOWN AS SMITH BARNEY
CONCERT ALLOCATION SERIES INC.)
Select High Growth Portfolio
Select Growth Portfolio
Select Income Portfolio
Select Conservative Portfolio
Select Balanced Portfolio

Supplement dated
February 16, 2001 to
Prospectus dated May 30, 2000


	The following information supplements the disclosure in the Prospectus of the Portfolios listed above. Defined terms have the same meanings as set forth in the Prospectus.

Name Changes

The Board of Directors of Smith Barney Allocation
Series Inc. (formerly known as Smith Barney Concert
Allocation Series Inc.) ("SBAS") has voted to change the name of its Select Series Portfolios as follows:

Former Name

New Name


Select High Growth Portfolio

Smith Barney Allocation Select High
Growth Portfolio

Select Growth Portfolio

Smith Barney Allocation Select Growth
Portfolio

Select Balanced Portfolio

Smith Barney Allocation Select Balanced
Portfolio

The above name changes are effective as of February
16, 2001.

Changes in Underlying Smith Barney Funds and
Investment Ranges

Certain changes in the underlying Smith Barney funds in which the SBAS portfolios invest have been prompted by mutual fund mergers, and in some cases, by the desire for additional flexibility regarding investments in selected mutual funds. The modifications to each portfolio of SBAS are set forth in the charts below. These changes are effective immediately.

Additions of Underlying Smith Barney Funds

PORTFOLIO

ADDITIONS

RANGES



Smith Barney Allocation
Select High Growth Portfolio

Smith Barney Allocation
Select Growth Portfolio

Smith Barney Allocation
Select Balanced Portfolio





Smith Barney Growth and Income
Fund


Smith Barney Growth and Income
Fund


Smith Barney Growth and Income
Fund


0 - 20%


0 - 20%


0 - 20%



Description of the Smith Barney Growth and Income
Fund

Key Investments. The Smith Barney Growth and Income
Fund seeks reasonable growth and income. It invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value. The fund emphasizes
U.S. stocks with large market capitalizations. The fund's convertible securities may be of any credit quality and may include below investment grade securities (commonly known as "junk bonds").

Selection Process. The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors. The manager uses a two-step selection process commonly known as "growth at a reasonable price."

First, the manager uses quantitative analysis to find stocks with strong growth potential, and to determine whether these securities are relatively undervalued or overvalued. Quantitative factors include:

? Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector
? Value characteristics, including low
price/earnings ratios and other statistics indicating that a security is undervalued

Then, the manager uses fundamental qualitative research to verify these equity securities' growth potential. Qualitative factors include:

? Management with established track records, or favorable changes in current management
? Improvement in a company's competitive position
? Positive changes in corporate strategy

These quantitative and qualitative factors, as well as the expected dividends and income, influence the fund's purchases and sales of securities.

Principal Risks of Investing in the Fund. Investors could lose money on the fund, or the fund may not perform as well as other investments, if:

? Stock prices decline generally
? Large capitalization companies fall out of favor with investors
? Companies in which the fund invests suffer unexpected losses or lower than expected earnings
? The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect
? The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
This risk is higher for below investment grade securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid

The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Performance of the Smith Barney Growth and Income
Fund. The SBAS portfolios invest in Class Y shares of Smith Barney Growth and Income Fund. There were no Class Y shares of the Growth and Income Fund outstanding for the year ended October 31, 2000 and therefore no performance information is available for that Class. The following chart shows the performance for Class A shares throughout each year ended October 31:


2000
1999
1998
1997
1996


Total
Return



5.14%
19.93%
10.63%
27.04%
5.72%







? 1996 performance reflects the period from August
18, 1996 (inception) to October 31, 1996.

Eliminations of Underlying Smith Barney Funds

PORTFOLIO

ELIMINATIONS


Smith Barney Allocation
Select High Growth


Smith Barney Allocation
Select Growth

Smith Barney Allocation
Select Balanced



Smith Barney Hansberger Global Small Cap Value Fund
Emerging Markets Portfolio
Smith Barney Large Cap Blend Fund

Smith Barney Hansberger Global Small Cap Value Fund
Smith Barney Large Cap Blend Fund

Smith Barney Large Cap Blend Fund



 Changes in Investment Ranges

PORTFOLIO

UNDERLYING FUND

INVESTMENT RANGES



Smith Barney
Allocation
Select High Growth

Smith Barney
Allocation
Select Balanced

Smith Barney
Allocation
Select Conservative

Smith Barney Aggressive Growth Fund
Inc.


Large Cap Value Fund


Smith Barney Premium Total Return
Fund
5%-30%


0%-20%


0%-25%









FD _________